Stock-Based Compensation Plans - Schedule of Fair Value Assumptions (Details) - Outstanding stock options	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	46.90%	45.50%	44.20%
Expected volatility, maximum	54.90%	47.80%	45.10%
Average risk-free rate, minimum	0.28%	1.52%	2.72%
Average risk-free rate, maximum	1.55%	2.44%	2.98%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years	5 years 6 months 18 days	5 years 3 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	10 years	6 years 3 months	6 years 1 month 2 days